Intangible Assets and Goodwill - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 33,285	€ 30,065
Fully amortised intangible assets	880	0
Intangible assets other than goodwill	94,049	60,800	€ 37,310
Additions of intangible assets pending of payment	1,952	845
Commitments for acquisition of intangible assets	1,127	1,728
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	13,205	816
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,754	3,226
Industrial properties
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	3,431	0
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	28,478	26,807
Intangible assets other than goodwill	66,408	49,537	€ 31,514
Patents Customer related Intangible Assets Licenses And Similar And Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	3,481	2,413
Internally generated [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 26,182	€ 20,204